Accounting Policies and Procedures: Contingencies, Policy (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Contingencies, Policy

Contingencies

The Company is not currently a party to any pending or threatened legal proceedings.  Based on information currently available, management is not aware of any matters that would have a material adverse effect on the Company’s financial condition, results of operations or cash flows.